SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 13 SUBSEQUENT EVENTS

On April 7, 2017 the Company entered into exchange agreements (the “2017 Exchange Agreements”), each by and between the Company and a holder of the 2016 Notes, and/or a holder of Series F Convertible Preferred Stock, $0.001 par value (the “Existing Preferred Stock”), and/or a holder of Series D and Series H Warrants to purchase, in the aggregate, approximately 1,200 shares of common stock (the “Existing Warrants”), pursuant to which the Company agreed to a restructuring of the 2016 Notes, Existing Preferred Stock and Existing Warrants. Each holder of the 2016 Notes (collectively, the “Noteholders”), to the extent such 2016 Note had outstanding restricted principal (reflecting a corresponding amount of restricted cash held in a control account of the Company), such Noteholder removed all restrictions on the Company’s use of its pro rata amount of $800,000 of such restricted cash, which $800,000 became available for use by the Company to continue to fund its ongoing operations. The Noteholders agreed to convert $800,000 in aggregate principal of the 2016 Notes into shares of the Company’s common stock at a conversion price of $2.00 per share of the common stock. Pursuant to the terms of the agreement, 343,900 shares of common stock were issued at a conversion rate of $2.00 per share. Each holder of Existing Preferred Stock (collectively, the “Preferred Holders”) agreed that on April 13, 2017 such Preferred Holder’s pro rata amount of 2,000 shares of Existing Preferred Stock would be converted into shares of common stock at a conversion price equal to the greater of (x) $1.00 (the “Floor Price”) and (y) 85% of the lowest of the closing bid price of the common stock on each trading day during the period commencing, and including, the trading day immediately preceding the effective date of the reverse stock split on April 10, 2017 through, and including, the second trading day immediately following the effective date of the reverse stock split on April 10, 2017. Pursuant to the terms of the agreement, 482,825 shares of common stock were issued at a conversion rate of $1.06 per share. Each Noteholder of the 2016 Notes with outstanding restricted principal agreed to exchange such aggregate restricted principal amount of the 2016 Notes into approximately $16.2 million in aggregate principal amount of new 2017 Series B Senior Secured Convertible Notes (the “Series B Notes”).  All amounts due under the Series B Notes are convertible at any time, in whole or in part, at the option of the holders into shares of the common stock at a fixed conversion price equal to the greater of (A) the Floor Price and (B) the lower of the closing bid price of the common stock on the trading day immediately preceding the effective date and on the effective date of the Reverse Stock Split.  This conversion price is subject to adjustment for stock splits, combinations or similar events.

On April 10, 2017 the Company effected a reverse stock split of the Company’s common stock whereby each two thousand shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect this reverse stock split.

On April 13, 2017, the Company repurchased two sets of analyzers from Onset Financial, Inc. for an aggregate purchase price of $1.0 million in cash plus payment of current invoices in the amount of $0.2 million. In October 2013, the Company entered into a sale-leaseback transaction with Onset Financial, Inc. (“Onset”) pursuant to a Master Lease Agreement and Schedule 001 thereto (collectively, the “Lease Agreement”). The Lease Agreement provided for the sale of 125 molecular diagnostic analyzers by the Company to Onset for a price of $2,500,000, and a lease-back of the analyzers from Onset to the Company for monthly payments of $74,875. On March 14, 2014, the Company entered into Lease Schedule 002 pursuant to which it sold to Onset 75 molecular diagnostic analyzers for a price of $1,500,000, and leased-back the analyzers from Onset for monthly payments of $64,665. Pursuant to the terms of the Lease Agreement, upon repurchase, the ownership of the analyzers was transferred back to the Company and all letters of credit and security interests pursuant to the Master Lease Agreement were cancelled. The Company obtained the funds to make the payments to Onset by entering into a $1.2 million promissory note agreement with Utah Autism Foundation (the “Foundation”). David Spafford, one of our directors, and his wife, Susan Spafford, have been designated by the Foundation as “Founding Trustees” under its bylaws and have authority to control certain activities of the Foundation. The promissory note provides for 24 monthly payments of $45,000 per month with interest of 10% per annum with a balloon payment of $300,402 at the end of the 24-month period in April 2019. The Company granted a security interest in the analyzers to the Foundation until the loan is fully paid. The loan from the Foundation replaces $1.2 million in obligations to Onset that would have been payable in monthly payments of $139,540 through September 2017 and $74,875 from October 2017 through April 2018.

On April 17, 2017, the Company amended the 2017 Exchange Agreements, each by and between the Company and a holder of the 2016 Notes, the Series B Notes, the Existing Preferred Stock and/or Existing Warrants. The Company exchanged $15,346,613 in aggregate principal amount of 2016 Notes and 4,974 shares of its Existing Preferred Stock, with an aggregate stated value of $4,974,000 for an equal aggregate principal amount of new 2017 Series A Senior Secured Convertible Notes (the “New Series A Notes”). The New Series A Notes have a fixed conversion price of $3.00 and are not convertible until October 17, 2017, the six month anniversary of the exchange date. They have no conversion price resets, conversion price economic adjustments, adjustment exchange or mandatory conversion provisions. The maturity date of the New Series A Notes is April 17, 2020.

The Company also exchanged $6.2 million in aggregate principal amount of Series B Notes for an equal aggregate principal amount of new 2017 Series B Senior Secured Convertible Notes (the “New Series B Notes”). $10 million in aggregate principal amount of the Series B Notes was cancelled in exchange for the return of $10 million of restricted cash to the holder thereof.  The New Series B Notes, in the original aggregate principal amount of $6.2 million have a fixed conversion price of $3.00 and are not convertible at the option of the holder thereof until October 17, 2017, the six month anniversary of the exchange date. The New Series B Notes have no conversion price resets or conversion price economic adjustments and they mature on April 17, 2020. The New Series B Notes may be converted into shares of our common stock at any time at the Company’s sole option, subject to the satisfaction of customary equity conditions, at a conversion price equal to the greater of (x) the Floor Price, defined as $1.00, and (y) the lower of the conversion price then in effect and 85% of the weighted average price of our common stock on the notice date (or such other date as we may agree with the applicable holder) (each, a “Mandatory Conversion”, and such price, the “Mandatory Conversion Price”).  Upon any Mandatory Conversion of Series B Notes, the applicable holder is required to unrestrict such aggregate amount of restricted cash equal to the aggregate principal of the Series B Notes converted, 100% of which may be used by the Company for general working capital and operating expenses. Pursuant to the terms of the New Series B Notes, The Company exercised its Mandatory Conversion right to convert $334,860 of principal amount into 246,600 shares of common stock at a conversion price between $1.08 and $1.44 per share. In conjunction with the conversions, $334,860 was released from the restricted cash accounts which became available for use by the Company to fund its ongoing operations.

On April 17, 2017 as part of the amended 2017 Exchange Agreements, all of the Existing Warrants were cancelled for no additional consideration.

On April 18 and April 21, 2017, cash in the amount of $3.0 million and $1.5 million, respectively, was released from the restricted cash accounts and returned to the New Series B Note holders thereof.  Pursuant to the terms of the New Series B Notes, the holder’s principal amount of the New Series B Notes was reduced on a dollar for dollar basis for each dollar of restricted cash released to the holder.  Accordingly, the principal amount of the remaining New Series B Notes was reduced to $1.4 million.

On May 12, 2017, holders of the New Series B Notes released all restrictions on the remaining $1.4 million in cash collateral securing the Series B Notes, which became available to the Company to fund its operations and for general corporate purposes. In connection with the release, the Company temporarily reduced the conversion price of the New Series B Notes to $1.10 per share until July 14, 2017, after which the conversion price of the New Series B Notes will return to $3.00 per share. The Company also permanently waived any right to effect any mandatory conversion of the Series B Notes. On May 15 and May 16, 2017, pursuant to the temporary reduced conversion price of the New Series B Notes, the Company issued 40,000 shares of common stock upon conversion of $44,000 of New Series B Note principal at a conversion price of $1.10 per share.

On May 12, 2017, pursuant to the terms of the 2017 Exchange Agreements, the Company issued 101,647 shares of common stock for the conversion of 102 shares of Existing Preferred Stock at a conversion rate of $1.06 per share.

NOTE 18    SUBSEQUENT EVENTS

In January and February 2017 holders of the 2016 Notes were issued shares of the Company’s common stock in connection with conversions at the election of such holders pursuant to the terms of the 2016 Notes.  In connection with the conversions, the Company issued 742,570 shares of Common Stock. As per the terms of the 2016 Notes, the Conversion Shares immediately reduced the principal amount outstanding of the 2016 Notes by $3.9 million based upon a conversion price between $88.00 and $1.36 per share.

In January and February 2017 the holders of 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of an aggregate of approximately $3.5 million in cash previously funded to the Company and authorized the release of those funds from the restricted accounts of the Company for each 2016 Note holder in accordance with that certain Master Control Account Agreement previously entered into by and among the Company, UBS Financial Services Inc. and the collateral agent.

In February 2017, the Company and the holders of 2016 Notes entered into an agreement, pursuant to which the Company agreed to redeem $38.9 million of the 2016 Notes held by each of the holders for an aggregate redemption price of $38.9 million, which will satisfy such redemption note in full. The Company paid the redemption price for the redemption notes from cash held in the restricted accounts of the Company.

At a Special Meeting of Stockholders held on March 9, 2017, our stockholders (i) approved a reverse split of our common stock at a ratio between 1-for-1,700 and 1-for-2,000, to be effective upon a date on or prior to May 31, 2017, such ratio and date to be determined by our Board and (ii) approved the increase to our authorized common stock from 1,500,000,000 shares to 3,000,000,000 shares.